Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Goodwill [Roll Forward]
Balance as of December 31, 2014
Additions	$ 2,857,761
Deconsolidation and disposal of subsidiaries	(235,621)
Foreign currency translation adjustments	(160,947)
Balance as of December 31, 2015	$ 2,461,193
Goodwill impairment